Preferred Stock	12 Months Ended
Sep. 30, 2011
Class of Stock Disclosures [Abstract]
Preferred Stock [Text Block]
Preferred Stock

The Company’s Articles of Incorporation authorize the Company to issue up to 10 million shares of $0.01 par value of preferred stock. During the three years ended September 30, 2011, there were no shares of preferred stock outstanding.